Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Earnings Per Ordinary Share

Earnings per ordinary share
	Amount (in EUR million)			Weighted average number of ordinary shares outstanding during the period (in millions)			Per ordinary share (in EUR)
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Basic earnings	5,464	4,975	4,926	3,882.8	3,875.0	3,864.8	1.41	1.28	1.28
Basic earnings from discontinued operations		441	–415				0.00	0.11	–0.11

Basic earnings from continuing operations	5,464	4,534	5,341				1.41	1.17	1.39
Effect of dilutive instruments:
Stock option and share plans				2.8	3.5	5.5

				2.8	3.5	5.5
Diluted earnings	5,464	4,975	4,926	3,885.6	3,878.5	3,870.3	1.41	1.28	1.27
Diluted earnings from discontinued operations		441	–415				0.00	0.11	–0.11

Diluted earnings from continuing operations	5,464	4,534	5,341				1.41	1.17	1.38